UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-10333

BlackRock Florida Municipal Income Trust

(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809

(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President
BlackRock Florida Municipal Income Trust
40 East 52nd Street, New York, NY 10022

(Name and address of agent for service)

Registrant's telephone number, including area code:	888-825-2257

Date of fiscal year end:	October 31, 2004

Date of reporting period:	July 31, 2004

Item 1. Schedule of Investments

The Trust's schedule of investments pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS (unaudited)
JULY 31, 2004

BlackRock Florida Municipal Income Trust (BBF)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			LONG-TERM INVESTMENTS—155.5%
			Florida—134.8%
AA	$7,715		Beacon Tradeport Cmnty. Dev. Dist., Spec. Assmt., Ser. A, 5.625%, 5/01/32	05/12 @ 102	$8,048,751
A	2,000		Boynton Beach Multi-Fam. Hsg., Clipper Cove Apts., 5.45%, 1/01/33, ACA	01/13 @ 100	1,968,960
AAA	2,800		Cap. Projs. Fin. Auth., Student Hsg., Cap. Projs. Loan Prog., Ser. F-1,
			5.00%, 10/01/31, MBIA	08/11 @ 102	2,795,688
Baa1	1,000		Capital Trust Agcy. Multi-Fam., American Oppty., Ser. A, 5.875%, 6/01/38	06/13 @ 102	927,600
AAA	7,000	[3]	Escambia Cnty. Hlth. Facs. Auth., 5.95%, 7/01/20, AMBAC
			Florida Brd. of Ed., GO	No Opt. Call	7,375,340
AA	,5,550		Ser. A, 5.125%, 6/01/30	06/10 @ 101	5,617,599
AAA	1,000		Ser. J, 5.00%, 6/01/24, AMBAC	06/13 @ 101	1,018,130
A	3,000		Florida Hsg. Fin. Corp., Sunset Place, Ser. K-1, 6.10%, 10/01/29	10/09 @ 102	3,082,920
NR	2,870		Gateway Svcs. Cmnty. Dev. Dist., Spec. Assmt., Stoneybrook Proj., 5.50%, 7/01/08	No Opt. Call	2,919,507
NR	1,715		Heritage Harbour So. Cmnty., Cap. Impvt., Ser. A, 6.50%, 5/01/34	05/13 @ 101	1,773,070
A	6,500		Highlands Cnty. Hlth. Facs. Auth., Hosp. Adventist/Sunbelt, Ser. A, 6.00%,
			11/15/31	11/11 @ 101	6,807,580
BBB+	1,450		Hillsborough Cnty. Ind. Dev. Auth., PCR, Tampa Elec. Co. Proj., 5.50%, 10/01/23	10/12 @ 100	1,437,719
AA	7,500		Jacksonville Econ. Dev. Comm. Hlth. Facs., Mayo Clinic, Ser. B, 5.50%, 11/15/36	11/11 @ 101	7,665,150
AAA	4,000		Jacksonville Transp., 5.00%, 10/01/26, MBIA JEA,	10/11 @ 100	4,016,240
AA+	5,000		Elec. Sys. Rev., Ser. A, 5.20%, 10/01/33	08/04 @ 100.5	4,999,650
AA+	5,000		Elec. Sys. Rev., Ser. A, 5.50%, 10/01/41	10/07 @ 100	5,253,750
AA	7,500		Wtr. & Swr. Sys. Rev., Ser. C, 5.25%, 10/01/37	10/06 @ 100	7,543,500
NR	1,675		Laguna Lakes Cmnty., Spec. Assmt., Ser. A, 6.40%, 5/01/33	05/13 @ 101	1,707,110
AAA	2,770		Melbourne Wtr. & Swr., Zero Coupon, 10/01/21, FGIC	ETM	1,211,155
BB	3,000		Miami Beach Hlth. Facs. Auth., Mt. Sinai Med. Ctr., 6.75%, 11/15/21	11/14 @ 100	3,043,200
AAA	1,000		Miami Dade Cnty. Expwy. Auth., Toll Sys. Rev., 5.125%, 7/01/25, FGIC	07/11 @ 101	1,020,540
			Miami Dade Cnty., Spec. Oblig. Rev., MBIA,
AAA	2,595		Ser. A, Zero Coupon, 10/01/19	04/08 @ 55.413	1,174,367
AAA	9,700		Ser. B, Zero Coupon, 10/01/33	04/08 @ 25.056	1,808,759
AAA	25,000		Ser. C, Zero Coupon, 10/01/28	04/08 @ 32.99	6,265,000
			No. Palm Beach Cnty. Impvt. Dist., Wtr. Ctrl. & Impvt. Unit Dev. 43,
NR	1,630		6.10%, 8/01/21	08/11 @ 101	1,672,559
NR	3,500		6.125%, 8/01/31	08/11 @ 101	3,558,695
AAA	2,500		Palm Beach Cnty. Sch. Brd., COP, Ser. B, 5.00%, 8/01/25, AMBAC	08/11 @ 101	2,518,175
AA-	12,000		So. Miami Hlth. Facs. Auth., Baptist Hlth., 5.25%, 11/15/33	02/13 @ 100	12,009,360
AAA	1,500		St. Petersburg Pub. Util., Ser. A, 5.00%, 10/01/28, FSA	10/09 @ 101	1,499,595
NR	2,850		Sumter Cnty. Indl. Dev. Auth., No. Sumter Util. Co. LLC, 6.80%, 10/01/32	10/09 @ 100	2,873,313
NR	2,000		Sumter Landing Cmnty. Dev. Dist., Spec. Assmt., 6.95%, 5/01/33	05/13 @ 101	2,082,400
AA	5,500		Tampa, Univ. of Tampa Proj., 5.625%, 4/01/32, RAA	04/12 @ 100	5,748,380
AA	4,000		Tampa Wtr. & Swr., Ser. A, 5.00%, 10/01/26	10/11 @ 101	4,018,680
			Village Cmnty. Dev. Dist., Assmt. Rev., Ser. A,
NR	4,000		6.00%, 5/01/22	05/13 @ 101	4,057,400
NR	1,950		6.50%, 5/01/33	05/13 @ 101	2,035,059
BBB+	2,000		Volusia Cnty. Edl. Fac. Auth., Embry Riddle Aero. Univ., Ser. A, 5.75%, 10/15/29	10/09 @ 101	2,023,280

					133,578,181

			Puerto Rico—20.7%
BBB	6,000		Children’s Trust Fund, Tobacco Settlement Rev., 5.625%, 5/15/43	05/12 @ 100	5,025,540
			Puerto Rico, GO, Ser. A,
A-	2,520	[4]	5.125%, 7/01/11	N/A	2,801,963
A-	4,980		5.125%, 7/01/31	07/11 @ 100	4,962,719
			Puerto Rico Pub. Fin. Corp., Ser. E,
BBB+	4,000	[4]	5.70%, 2/01/10	N/A	4,499,960
BBB+	3,000	[4]	5.75%, 2/01/07	N/A	3,253,050

					20,543,232

			Total Long-Term Investments (cost $151,397,610)		$154,121,413

BlackRock Florida Municipal Income Trust (BBF) (continued)

Shares
(000)	Description	Value

	MONEY MARKET FUND—0.8%
800	AIM Tax Free Investment Co. Cash Reserve Portfolio, (cost $800,000)	$800,000

	Total Investments—156.3% (cost $152,197,610)	154,921,413
	Other assets in excess of liabilities—1.8%	1,781,032
	Preferred shares at redemption value, including dividends payable—(58.1)%	(57,556,367)

	Net Assets Applicable to Common Shareholders—100%	$99,146,078

__________________
[1]Using the higher of Standard & Poor’s, Moody’s Investors Service or Fitch Ratings ratings.
[2]Date (month/year) and price of the earliest call or redemption. There may be other call provisions at varying prices at later dates.
[3]Entire or partial principal amount pledged as collateral for financial futures contracts.
[4]This bond is prerefunded. Securities held in escrow are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at premium to par.

KEY TO ABBREVIATIONS
ACA	—	American Capital Access	FSA	—	Financial Security Assurance
AMBAC	—	American Municipal Bond Assurance Corporation	GO	—	General Obligation
COP	—	Certificate of Participation	MBIA	—	Municipal Bond Insurance Association
ETM	—	Escrowed to Maturity	PCR	—	Pollution Control Revenue
FGIC	—	Financial Guaranty Insurance Company	RAA	—	Radian Asset Assurance

Item 2. Controls and Procedures

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures are effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Separate certifications of Principal Executive and Financial Officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	BlackRock Florida Municipal Income Trust

By:	/s/ Henry Gabbay

Name:	Henry Gabbay
Title:	Treasurer
Date:	September 28, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert S. Kapito

Name:	Robert S. Kapito
Title:	Principal Executive Officer
Date:	September 28, 2004

By:	/s/ Henry Gabbay

Name:	Henry Gabbay
Title:	Principal Financial Officer
Date:	September 28, 2004